Interest Rates and Company Borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Interest and debt expense:
Weighted average interest rate during the year	1.25%	1.73%	1.75%
Interest rate at year end	0.00%	1.74%	0.00%
Maximum amount outstanding during the quarter	$ 48,920	$ 38,920	$ 111,000
Average amount outstanding during the period	18,707	24,494	36,942
Facility fees	$ 449	$ 521	$ 227